Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of Estimated Economic Life of the Intangible Assets	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	37,629	-	-	37,629
	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	8,561	-	-	8,561

Schedule of Forth Types of Revenue for Periods

The following table sets forth types of our revenue for the periods indicated:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Live streaming - consumable virtual items revenue	1,420,258	1,317,601	1,187,033	169,743
Live streaming - time based virtual item revenue	25,004	24,935	16,951	2,424
Technical services and others	19,609	20,848	37,637	5,382
Total revenue	1,464,871	1,363,384	1,241,621	177,549

Schedule of Sets Forth Revenue by Platforms	The following table sets forth our revenue by platforms for the periods indicated:
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Showself	334,186	330,271	319,672	45,712
Lehai	263,517	330,279	288,809	41,299
Haixiu	245,049	271,809	214,460	30,667
Beelive	304,730	212,035	214,066	30,611
Hongle	297,780	198,142	166,977	23,878
Technical services and others	19,609	20,848	37,637	5,382
TOTAL	1,464,871	1,363,384	1,241,621	177,549